Disclosure of detailed information about intangible assets (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Intangible assets, Cost, Beginning balance	$ 24,595,742	$ 27,499,471	$ 7,956,706
Acquisition of SideQik		1,430,000
Foreign exchange	(402,285)	365,373	254,366
Disposal of Motorsports	(740,767)	(4,023,146)
Impairment of UMG	(3,873,000)		(3,652,199)
Intangible assets, Cost, Ending balance	10,699,670	24,595,742	27,499,471
Intangible assets, Accumulated amortization, Beginning balance	12,113,498	8,057,149	4,231,978
Amortization	3,381,651	4,740,183	3,601,050
Foreign exchange	(380,849)	272,855	224,121
Disposal of Motorsports	740,767	(956,689)
Intangible assets, Accumulated amortization, Ending balance	8,032,307	12,113,498	8,057,149
Intangible assets other than goodwill	2,667,363	12,482,244	19,442,322
UMG [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			1,530,000
Disposal of Motorsports	(740,767)
Impairment of UMG		(675,956)
Disposal of Motorsports	740,767
Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			4,800,000
Win View [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			9,430,265
W T F One [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			557,709
Driver D B [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			854,158
Lets Go Racing [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			2,116,267
SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		1,430,000
Patent [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Cost, Beginning balance	9,430,265	9,430,265
Acquisition of SideQik
Foreign exchange
Disposal of Motorsports
Intangible assets, Cost, Ending balance	4,400,790	9,430,265	9,430,265
Intangible assets, Accumulated amortization, Beginning balance	2,514,737	628,684
Amortization	1,886,053	1,886,053	628,684
Foreign exchange
Disposal of Motorsports
Intangible assets, Accumulated amortization, Ending balance	4,400,790	2,514,737	628,684
Intangible assets other than goodwill		6,915,528	8,801,581
Patent [Member] | UMG [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Disposal of Motorsports
Impairment of UMG
Disposal of Motorsports
Patent [Member] | Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Patent [Member] | Win View [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			9,430,265
Patent [Member] | W T F One [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Patent [Member] | Driver D B [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Patent [Member] | Lets Go Racing [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Patent [Member] | SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Application Platforms [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Cost, Beginning balance	1,073,045	1,322,802	760,323
Acquisition of SideQik
Foreign exchange	(14,450)	16,974	2,479
Disposal of Motorsports	(242,667)
Intangible assets, Cost, Ending balance	496,228	1,073,045	1,322,802
Intangible assets, Accumulated amortization, Beginning balance	966,444	793,041	628,277
Amortization	56,000	159,843	162,804
Foreign exchange	(14,451)	13,560	1,960
Disposal of Motorsports	242,667
Intangible assets, Accumulated amortization, Ending balance	496,228	966,444	793,041
Intangible assets other than goodwill		106,601	529,761
Application Platforms [Member] | UMG [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			560,000
Disposal of Motorsports	(242,667)
Impairment of UMG		(266,731)
Disposal of Motorsports	242,667
Application Platforms [Member] | Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Application Platforms [Member] | Win View [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Application Platforms [Member] | W T F One [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Application Platforms [Member] | Driver D B [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Application Platforms [Member] | Lets Go Racing [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Application Platforms [Member] | SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, Cost, Beginning balance	8,330,683	10,763,975	5,055,798
Acquisition of SideQik		910,000
Foreign exchange	(285,842)	255,577	180,043
Disposal of Motorsports		(3,598,869)
Intangible assets, Cost, Ending balance	2,749,023	8,330,683	10,763,975
Intangible assets, Accumulated amortization, Beginning balance	6,340,302	4,909,000	2,634,338
Amortization	848,672	1,734,064	2,205,781
Foreign exchange	(285,842)	229,650	68,881
Disposal of Motorsports		(532,412)
Intangible assets, Accumulated amortization, Ending balance	2,193,913	6,340,302	4,909,000
Intangible assets other than goodwill	555,110	1,990,381	5,854,975
Computer software [member] | UMG [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Disposal of Motorsports
Impairment of UMG
Disposal of Motorsports
Computer software [member] | Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			2,000,000
Computer software [member] | Win View [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Computer software [member] | W T F One [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			557,709
Computer software [member] | Driver D B [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			854,158
Computer software [member] | Lets Go Racing [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			2,116,267
Computer software [member] | SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		910,000
Brand [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Cost, Beginning balance	2,137,449	2,310,475	1,662,993
Acquisition of SideQik		210,000
Foreign exchange	(82,763)	81,759	37,482
Disposal of Motorsports	(184,167)	(201,627)
Intangible assets, Cost, Ending balance	261,741	2,137,449	2,310,475
Intangible assets, Accumulated amortization, Beginning balance	1,375,647	1,077,491	673,302
Amortization	215,676	465,398	375,514
Foreign exchange	(62,839)	34,385	28,675
Disposal of Motorsports	184,167	(201,627)
Intangible assets, Accumulated amortization, Ending balance	232,209	1,375,647	1,077,491
Intangible assets other than goodwill	29,532	761,802	1,232,984
Brand [Member] | UMG [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			510,000
Disposal of Motorsports	(184,167)
Impairment of UMG		(263,158)
Disposal of Motorsports	184,167
Brand [Member] | Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			100,000
Brand [Member] | Win View [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Brand [Member] | W T F One [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Brand [Member] | Driver D B [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Brand [Member] | Lets Go Racing [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Brand [Member] | SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		210,000
Customer lists and contracts [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Cost, Beginning balance	3,624,300	3,671,954	477,592
Acquisition of SideQik		310,000
Foreign exchange	(19,230)	11,063	34,362
Disposal of Motorsports	(313,933)	(222,650)
Intangible assets, Cost, Ending balance	2,791,888	3,624,300	3,671,954
Intangible assets, Accumulated amortization, Beginning balance	916,368	648,933	296,061
Amortization	375,250	494,825	228,267
Foreign exchange	(17,717)	(4,740)	124,605
Disposal of Motorsports	313,933	(222,650)
Intangible assets, Accumulated amortization, Ending balance	709,167	916,368	648,933
Intangible assets other than goodwill	2,082,721	2,707,932	3,023,021
Customer lists and contracts [Member] | UMG [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			460,000
Disposal of Motorsports	(313,933)
Impairment of UMG		(146,067)
Disposal of Motorsports	$ 313,933
Customer lists and contracts [Member] | Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			2,700,000
Customer lists and contracts [Member] | Win View [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Customer lists and contracts [Member] | W T F One [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Customer lists and contracts [Member] | Driver D B [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Customer lists and contracts [Member] | Lets Go Racing [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Customer lists and contracts [Member] | SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		$ 310,000